CONDENSED CONSOLIDATED STATEMENTS OF LOSS (UNAUDITED) - JPY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues:
Revenues	¥ 2,127,479	¥ 1,356,277
Cost of revenues and operating expenses:
Selling, general and administrative expenses	840,760	521,364
Impairment loss on long-lived assets	0
Total cost of revenues and operating expenses	2,609,667	1,790,584
Operating loss	(482,188)	(434,307)
Other income:
Dividend income	2	2
Interest income	506	674
Interest expense	(6,683)	(6,076)
Gain from bargain purchases	1,014	1,624
Government subsidies	1,065	12,230
Other, net	19,733	1,912
Total other income	15,637	10,366
Loss before income tax expense	(466,551)	(423,941)
Income tax expense	55,219	19,030
Net loss	¥ (521,770)	¥ (442,971)
Net loss per share
Basic	¥ (107.09)	¥ (110.12)
Diluted	¥ (107.09)	¥ (110.12)
Weighted average shares outstanding
Basic	4,872,224	4,022,501
Diluted	4,872,224	4,022,501
Directly-operated salons
Revenues:
Revenues	¥ 1,421,413	¥ 751,267
Cost of revenues and operating expenses:
Cost of revenue	1,415,685	866,297
Franchise fees
Revenues:
Revenues	689,148	593,236
Cost of revenues and operating expenses:
Cost of revenue	335,458	394,906
Other
Revenues:
Revenues	16,918	11,774
Cost of revenues and operating expenses:
Cost of revenue	¥ 17,764	¥ 8,017